Cover Page	Feb. 22, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	Westlake Chemical Partners LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36567
Entity Tax Identification Number	32-0436529
Entity Address, Address Line One	2801 Post Oak Boulevard,
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	585-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partnership interests
Trading Symbol	WLKP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001604665
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Feb. 22, 2022